Non-operating income	9 Months Ended
Sep. 30, 2022
Analysis of income and expense [abstract]
Non-operating income	Non-operating (expense) income

		Three months ended September 30,		Nine months ended September 30,
(in KUSD)	Note	2022	2021	2022	2021
Convertible loans, derivatives, change in fair value (expense) income	15	(4,660)	(6,943)	25,650	16,279
Convertible loans, derivatives, transaction costs		—	—	—	(148)
Loss on debt extinguishment	15	(42,114)	—	(42,114)	—
Deerfield warrant obligation, change in fair value income	16	9,418	—	9,418	—
Senior secured term loan facility, warrants, transaction costs	14	(245)	—	(245)	—
Senior secured term loan facility, warrants, change in fair value income	14	2,543	—	2,543	—
Share of results with joint venture	12	(2,130)	(2,210)	(6,549)	(3,906)
Exchange differences (loss) gain		(56)	(7)	248	145
R&D tax credit (expense)		122	(203)	244	190
Non-operating income (expense)		(37,122)	(9,363)	(10,805)	12,560
Convertible loans, derivatives, change in fair value (expense) income
Changes in derivative fair values are explained in note 15, “Convertible loans”. Pursuant to the Facility Agreement with Deerfield, the Company drew down the Deerfield First Tranche of the convertible loans amounting to USD 65 million on May 19, 2020. Additionally, in connection with the FDA approval of ZYNLONTA, the Company drew down the Deerfield Second Tranche of convertible loans amounting to USD 50 million on May 17, 2021.
Convertible loans, derivatives, transaction costs
The transaction costs associated with the embedded derivatives associated with the draw-down of the second tranche of the convertible loans on April 23, 2021 were charged directly to the unaudited condensed consolidated interim statement of operations.
Loss on debt extinguishment
As a result of the exchange agreement, the Company recognized a loss on extinguishment, which primarily consists of the difference between the aggregate principal amount and carrying value of the convertible loans, exit fee, as well as the unpaid interest payments through the maturity date. See note 15, “Convertible loans.” for further information on this transaction.
Deerfield warrant obligation, change in fair value income
Pursuant to an exchange agreement with Deerfield entered into on August 15, 2022, the Company issued warrants to purchase an aggregate of 4,412,840 common shares. The Deerfield warrant obligation has been recorded at its initial fair value and is remeasured to fair value on a quarterly basis. Changes in fair value of the Deerfield warrant obligation are explained in note 16, "Deerfield warrants".
Senior secured term loan facility, warrants, transaction costs
The transaction costs associated with the warrants in connection with the August 15, 2022 Loan Agreement were charged directly to the unaudited condensed consolidated interim statement of operations. See note 14, "Senior secured term loan facility and warrants", for further information on this transaction.
Senior secured term loan facility, warrants, change in fair value income
The Company has accounted for the First Tranche of the senior secured term loan and warrants as one hybrid financial instrument, with the USD 120 million proceeds separated into two components: a warrant obligation and a loan. The warrant obligation has been recorded at its initial fair value and is remeasured to fair value on a quarterly basis. Changes in fair value of the warrant obligation are explained in note 14, "Senior secured term loan facility and warrants".
Share of results with joint venture
In connection with the formation of Overland ADCT BioPharma in December 2020, the Company recorded its proportionate share of Overland ADCT BioPharma’s net loss. See note 12, “Interest in joint venture”.
Exchange differences (loss) gain
Also included in non-operating (expense) income are favorable or unfavorable Exchange differences. The Company is exposed to foreign exchange risk arising from various currency exposures, primarily with respect to British pounds, Euros and Swiss francs. Exchange differences represent gain or (loss) based on favorable or unfavorable changes in foreign currencies.
R&D tax credit (expense)
The Company recognizes as income (expense) amounts received and receivable by its subsidiary, ADCT UK, under the United Kingdom’s R&D Expenditure Credit scheme (“UK R&D Credit Scheme”). The grants represent 12% of eligible expenditure. The claims are payable through the tax system, as a refund of corporation tax or of other taxes, including income tax and social security payments deducted at source from qualifying (research) employees’ payroll and VAT. The relevant amounts have been therefore presented net in the balance sheet. As the credit is independent of ADCT UK’s taxable profit, is clearly designed to incentivize companies to invest in R&D activities and is itself taxable income, the Group has recognized the income as government grants within non-operating (expense) income and not as a credit to income tax expense.